Waxess USA CAPITAL LEASE (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA CAPITAL LEASE	10. CAPITAL LEASE

The Company is the lessee of office furniture under a capital lease expiring in February 2013.  The assets and liabilities held under capital lease are initially recorded at the lower of the present value of the minimum lease payments or the fair value of the asset.

The assets are depreciated over the lower of the related lease terms or their estimated productive lives.  Depreciation of assets under capital lease is included in depreciation expense for the year ended December 31, 2010.

The following is a summary of property and equipment held under capital lease:

Office Furniture	$22,956
Less: Accumulated Depreciation	(4,591)
Property Held Under Capital Lease, net	$18,365

Depreciation of assets held under this capital lease for the year ended December 31, 2010 was $4,591. The implicit interest rate under this capital lease is 35 percent.

Minimum future lease payments under this capital lease as of December 31, 2010, for each of the next 26 months and in the aggregate are as follows:

2011	$9,714
2012	9,714
2013	31
Total Minimum Lease Payments	19,459
Less: Amount Representing Interest	(4,950)
Present Value of Obligations Under Capital Lease	14,509
Less: Current Portion of Obligations Under Capital Lease	(6,181)
Long-Term Portion of Obligations Under Capital Lease	$8,328